Impairment of Assets and Assets Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale and Computation of Impairment Loss (Details) - Mar. 31, 2021 ₨ in Millions, $ in Millions		INR (₨)	USD ($)
Current assets:
Cash and cash equivalents		₨ 290	$ 4.0
Restricted cash		84	1.1
Accounts receivable, net		149	2.0
Prepaid expenses and other current assets		44	0.6
Total current assets		567	7.7
Restricted cash		143	2.0
Property, plant and equipment, net		4,576	62.6
Deferred income taxes		359	4.9
Right-of-use assets		87	1.2
Other assets		23	0.3
Total assets		5,755	78.7
Current liabilities:
Accounts payable		13	0.2
Current portion of long-term debt		12	0.2
Interest payable		91	1.2
Other liabilities		159	2.2
Total current liabilities		275	3.8
Non-current liabilities:
Long-term debt		1,939	26.5
Deferred income taxes		6	0.1
Other liabilities		59	0.8
Total liabilities		2,279	31.2
Net Assets	[1]	3,476	47.5
Fair value		878	12.0
Impairment loss		₨ 2,598	$ 35.5

[1]	Fair value is calculated after adjusting for the expected timing of the proceeds from the sale and other costs related to the Rooftop Sale Agreement amounting to INR 201 million (US$ 2.8 million).